Other Current Liabilities and Other Liabilities - Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Current Liabilities:
Accruals for pending and threatened litigation (see Note 19)	$ 6	$ 7
Estimated costs in excess of estimated contract value to complete contracts in process in a loss position	78	96
Accrued product warranty costs	75	76
Accrued interest	52	53
Deferred revenues	35	35
Estimated contingent purchase price payable for acquired businesses		4
Other	137	121
Total other current liabilities	$ 383	$ 392